Note 30 - Commitments and guarantees given (Details) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		€ 118,387	€ 94,268
Financial guarantees given		15,467	16,545
Non Performing Financial Guarantees Given		739	641
Provision for loan commitments given		340
Provision for financial guarantees given		214
Provision for other commitments and guarantees given		43
Of which: defaulted
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		416	537
Financial guarantees given		246	278
Other commitments and guarantees given		395	461
Central Banks [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		3	1
Financial guarantees given		1	0
Other commitments and guarantees given		75	7
Government [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		2,781	2,198
Financial guarantees given		191	248
Other commitments and guarantees given		629	227
Credit Institutions [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		6,123	946
Financial guarantees given		1,131	1,158
Other commitments and guarantees given		6,947	15,330
Other financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		5,572	3,795
Financial guarantees given		637	3,105
Other commitments and guarantees given		3,618	3,820
Non-financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		59,649	58,133
Financial guarantees given		13,183	11,518
Other commitments and guarantees given		26,132	25,992
Households [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		44,259	29,195
Financial guarantees given		323	516
Other commitments and guarantees given		237	362
Total [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		118,387	94,268
Financial guarantees given		15,467	16,545
Other commitments and guarantees given		37,638	45,738
Total Loan commitments and financial guarantees	[1]	€ 171,492	€ 156,551

[1]	(*) Non performing financial guarantees given amounted to € 641 and € 739 million as of June 30, 2018 and December 31, 2017, respectively.